Schedule of Deferred Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Employee benefits	$ 12,220	$ 13,350
Tax loss and credit carry forwards	4,099	2,255
Other - assets	2,504	2,247
Deferred Tax Assets, Gross, Total	18,823	17,852
Valuation allowances	(3,414)	(1,841)
Deferred tax assets	15,409	16,011
Spectrum and other intangible amortization	29,945	28,283
Depreciation	24,725	23,423
Other - liabilities	6,125	5,754
Deferred tax liabilities	60,795	57,460
Net deferred tax liability	$ 45,386	$ 41,449